MANAGED PORTFOLIO SERIES
(the “Trust”)

LK Balanced Fund
(the “Fund”)

Supplement dated May 5, 2025 to
the Statutory Prospectus dated October 28, 2024

Effective May 1, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:

[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:

[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Statutory Prospectus